CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net loss	$ (2,278,045)	$ (3,603,769)	$ (8,116,603)	$ (7,122,135)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	876	3,530	6,161	18,298
Amortization	42,144	$ 47,794	$ 182,843	191,177
Accretion of deferred financing costs				864,921
Provision for bad debt expense	(6,847)		$ (48,473)	150,000
Change in estimated fair value of derivative	142,922	$ 2,125,537	$ (621,159)	(1,361,597)
Amortization of debt discount				1,332,543
Fair value of stock issued for services	453,062	39,875	$ 544,531	401,341
Stock based compensation	129,098	123,364	497,271	794,165
Changes in operating assets and liabilities:
Accounts receivable	(194,805)	$ (132,852)	(120,168)	(194,159)
Restricted cash	(33)
Inventory	(65,643)	$ (180,038)	(306,687)	(223,882)
Prepaid expenses and other current assets	(85,180)	42,365	$ (37,241)	(322,718)
Other assets				3,948
Accounts payable and accrued expenses	(270,954)	(287,219)	$ 1,369,819	76,210
Net cash used in operating activities	$ (2,133,405)	(1,821,413)	(6,649,706)	(5,391,888)
Cash flows from investing activities:
Change in restricted cash			(133)	(51,795)
Purchase of property and equipment		(2,349)	(2,349)	(1,298)
Net cash used in investing activities		(2,349)	(2,482)	(53,093)
Cash flow from financing activities:
Dividends Paid		(2,194)
Proceeds from issuance of Series B Preferred Stock, net		$ 1,887,412	1,857,413	5,483,144
Proceeds from issuance of Series C Preferred Stock	$ 4,500,000
Proceeds from debt			$ 4,263,002	6,549,000
Deferred financing costs paid				(420,813)
Repayments on debt	(2,986,118)	$ (270,000)	$ (1,936,667)	(3,034,033)
Net cash provided by financing activities	1,513,882	1,615,218	4,183,748	8,577,298
NET (DECREASE) INCREASE IN CASH	(619,523)	(208,544)	(2,468,440)	3,132,317
CASH - beginning of period	668,326	3,136,766	3,136,766	4,449
CASH - end of period	48,803	2,928,222	668,326	3,136,766
SUPPLEMENTAL DISCLOSURES
Interest paid in cash	122,556	7,944	7,944	211,247
Non-cash transactions:
Conversion of preferred stock to common stock	2,222	$ 6,033	15,021	25,304
Dividend paid in common stock	85,573		818,926	$ 1,836,253
Dividends declared	$ 66,872	$ 133,204	$ 343,457
Cashless exercise of warrants		616,411	434,096
Reclassification of derivative liability			44,751
Conversion of notes payable and accrued interest to common stock		$ 764,938	$ 616,411	$ 1,268,937
Conversion of notes payable and accrued interest to Series C preferred stock	$ 1,214,206
Warrants issued as deferred financing costs				444,108
Warrants issued as debt discount				1,332,543
Elimination of derivative liability from conversion of debt to preferred stock				$ 64,970
Issuance of common stock for settlement of debt			$ 601,651
Cashless exercise of warrants			$ 78